Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Other Current Assets

	2016 $	2015 $
Prepaid expenses	5,347	3,264
Deposits	3,079	1,389
POS hardware	522	1,550
Other	41	—
	8,989	6,203